Notes to the consolidated financial statements - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Notes to the consolidated financial statements
Estimated contract termination provisions			€ 25,059
Research and development expenses
Notes to the consolidated financial statements
Materials	€ 3,489	€ 17,287
Personnel	(11,037)	(7,054)
Amortization and depreciation	(1,725)	(1,013)
Patents and fees to register a legal right	(857)	(1,855)
Third-party services	(4,692)	16,800
Maintenance and lease	(1,766)	(36)
Other	(684)	(341)
Total	(24,251)	(10,786)
Reversal of provision of onerous contracts	6,800
Expenses from share-based payments	152	190
Salary and salary-related expenses	€ 10,885	€ 6,864